Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Income
Schedule of other operating income

	2016	2017	2018
	MCh$	MCh$	MCh$

Rental income	8,671	8,863	9,013
Release of provisions for contingencies	120	160	7,526
Reimbursements for insurance policies	504	230	6,346
Expense recovery	3,275	4,372	4,218
Income for assets received in lieu of payment	2,978	1,941	3,650
Gain on sale of property and equipment	185	624	3,634
Recovery from correspondent banks	2,909	2,710	2,591
Credit card income	5,756	7,690	2,504
Other	4,177	3,369	5,813
Total	28,575	29,959	45,295